Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
LEASES

6. LEASES

The Company has several operating leases for employee dormitory, garage and offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As of December 31, 2025 and June 30, 2026, supplemental balance sheet information related to operating leases was as follows:

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
Right-of-use assets, net	469	412	61
Operating lease liabilities - current	106	25	4
Operating lease liabilities - non-current	327	296	44
Total operating lease liabilities	433	321	48

Total operating lease expense for the six months ended June 30, 2026 amounted to RMB60 (US$9).

Amortization of operating lease ROU assets amounted to RMB52 (US$8) for the six months ended June 30, 2026.

Total rent expenses of short-term lease for the six months ended June 30, 2026 amounted to nil.

The weighted average remaining lease terms and discount rates for all operating leases as of June 30, 2026 were as follows:

June 30, 2026
Weighted-average remaining lease term (years):
Operating leases	9.51 years

Weighted average discount rate:
Operating leases	4.0%

	RMB	US$
Six months ending December 31, 2026	4	1
Twelve months ending December 31,
2027	37	5
2028	37	5
2029	37	5
2030	37	5
Thereafter	244	38
Total future minimum lease payments	396	59
Less: imputed interest	(75)	(11)
Present value of operating lease liabilities	321	48